SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2020
Text block [abstract]
SEGMENTED REPORTING
15.	SEGMENTED REPORTING

The Company operates in a single reportable operating segment – the research and development of the Company’s single access robotic surgical system, the next generation of surgical robotic platform. The Company's long-term assets are domiciled in Toronto, Canada.